Leases - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Minimum
Operating Leased Assets [Line Items]
Remaining lease terms	1 year	1 year
Maximum
Operating Leased Assets [Line Items]
Remaining lease terms	7 years	8 years